Postretirement Health Care Net Periodic Postretirement Benefit Expense (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 0.4	$ 0.8	$ 1.7
Interest Cost	2.8	2.8	3.7
Amortization
Net Loss	1.6	2.0	0.5
Transition Obligation			0.5
Prior Service Benefit	(5.2)	(5.2)	(0.1)
Net Periodic Pension Expense (Benefit)	$ (0.4)	$ 0.4	$ 6.3